STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	ShareSubscriptionsReceived [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning at Apr. 30, 2014		$ 12,000		$ 34,500	$ (46,500)
Balance at beginning (in shares) at Apr. 30, 2014		120,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of common shares to preferred shares	$ 10	$ (6,000)	$ 5,990
Conversion of common shares to preferred shares (in shares)	10,000	(60,000,000)
Conversion of preferred shares to common shares	$ (10)	$ 6,000	(5,990)
Conversion of preferred shares to common shares (in shares)	(10,000)	60,000,000
Cancellation of common shares		$ (4,000)	4,000
Cancellation of common shares (in shares)		(40,000,000)
Net loss				(34,733)	(34,733)	(34,733)
Balance at ending at Apr. 30, 2015		$ 8,000		38,500	(81,233)	$ (34,733)
Balance at ending (in shares) at Apr. 30, 2015		80,000,000				80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(39,370)	$ (39,370)
Balance at ending at Apr. 30, 2016		$ 8,000		38,500	(120,603)	$ (74,103)
Balance at ending (in shares) at Apr. 30, 2016		80,000,000				80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Discount on loan payable				6,359		$ 6,359
Issuance of common stock		$ 300		29,700		30,000
Number of shares issued (in shares)		3,000,000
Share subscriptions received			14,000			14,000
Net loss					(81,974)	(81,974)
Balance at ending at Apr. 30, 2017		$ 8,300	$ 14,000	$ 74,559	$ (202,577)	$ (105,718)
Balance at ending (in shares) at Apr. 30, 2017		83,000,000				83,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock						$ (1,900,000)
Net loss						(10,896,827)
Balance at ending at Jan. 31, 2018						$ (695,068)
Balance at ending (in shares) at Jan. 31, 2018						158,050,000